N-2	Sep. 19, 2023
Cover [Abstract]
Entity Central Index Key	0001876006
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	ARES PRIVATE MARKETS FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Significant Secondaries Acquisition Transaction

On September 20, 2023, the Fund entered into two agreements (the "Purchase and Sale Agreements"), pursuant to which the Fund, subject to the satisfaction of certain closing conditions, would acquire a secondaries portfolio of invested and unfunded private equity limited partner interests (the "Portfolio") from a private fund managed by an unaffiliated private equity sponsor (the "Seller") for cash consideration (the "Acquisition Transaction"). The Board, including a majority of the Independent Trustees, has unanimously approved the Acquisition Transaction.

As of the pricing date for the Acquisition Transaction, the Portfolio had a net asset value of approximately $316.1 million and unfunded commitments of approximately $146.8 million. The Fund expects to acquire the Portfolio through a series of closings anticipated to be completed prior to June 30, 2024. The Fund, however, cannot assure Shareholders or potential investors that the Acquisition Transaction will be consummated as scheduled, or at all, and any investment decision with respect to the Fund should be made independent of the consummation of the Acquisition Transaction.

The Purchase and Sale Agreements contain customary representations and warranties of the Fund and the Seller, including, among others, corporate organization, corporate authority and absence of conflicts, third party consents and approvals, reports and regulatory matters, financial statements, compliance with law and legal proceedings, taxes, insurance and investment assets. While there can be no assurances as to the exact timing, or that the Acquisition Transaction will be completed at all, the Fund is working to complete the Acquisition Transaction by the end of the second quarter of 2024. The consummation of the Acquisition Transaction is subject to certain conditions, including, among others, consent of the general and limited partners of the Seller, as well as the consents of the general partners of the limited partnerships comprising the Portfolio. See "Risks—Risks Relating to the Consummation of the Acquisition Transaction" for a description of the risks relating to the Acquisition Transaction.

The Adviser expects to use a combination of available cash and borrowings under the Fund's credit line to purchase the Portfolio over time. The Fund is permitted to borrow money in an amount up to 33-1/3% of its total assets in accordance with the Investment Company Act. The Fund is permitted to borrow money for a range of purposes, including the acquisition of investments, such as the Portfolio. The Adviser will monitor the use of the Fund's line of credit in connection with the Acquisition Transaction to maintain compliance with the asset coverage requirements of the Investment Company Act and seek to increase the size of the Fund's line of credit, as needed. There can be no assurance that the Fund will be able to increase or renew its credit line on attractive terms.

In addition, as the Fund is agreeing to assume certain unfunded commitments as part of the Acquisition Transaction, consistent with the requirements of Rule 18f-4 under the Investment Company Act, the Fund will not purchase any such unfunded commitments unless it reasonably believes, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due.

Risk Factors [Table Text Block]

Risks Relating to the Consummation of the Acquisition Transaction

Failure to Consummate the Acquisition Transaction

While there can be no assurances as to the exact timing, or that the Acquisition Transaction will be completed at all, the Fund is working to complete the Acquisition Transaction by the end of the second quarter of 2024. The consummation of the Acquisition Transaction is subject to certain conditions, including, among others, consent of the general and limited partners of the Seller. The Fund intends to consummate the Acquisition Transaction as soon as possible; however, the Fund cannot assure that the conditions required to consummate the Acquisition Transaction will be satisfied or waived on the anticipated schedule, or at all. If the Acquisition Transaction is not completed, the Fund will have incurred substantial expenses for which no ultimate benefit will have been received. See "Acquisition Transaction Expense Risk."

Failure to Realize Anticipated Benefits of the Acquisition Transaction

The Fund may be unable to realize the benefits anticipated by the Acquisition Transaction or it may take longer than anticipated to achieve such benefits.

The realization of certain benefits anticipated as a result of the Acquisition Transaction will depend in part on the integration of the Portfolio with the Fund's investment portfolio. There can be no assurance that the Portfolio can be integrated successfully into the Fund's investment portfolio in a timely fashion, or at all. The dedication of management resources to such integration may detract attention from the Fund's day-to-day business and there can be no assurance that there will not be substantial costs associated with the transition process or there will not be other material adverse effects as a result of these integration efforts. Such effects, including, but not limited to, incurring unexpected costs or delays in connection with such integration and failure of the Portfolio to perform as expected, could have a material adverse effect on the Fund's financial results.

The Fund also anticipates that Shareholders may benefit from a lower Fund expense ratio when the Portfolio has fully integrated into the Fund's portfolio, as Fund expenses will be spread across a larger pool of assets. It is possible that estimates of the potential savings and synergies could turn out to be incorrect, the anticipated cost savings and synergies may not be fully realized, or realized at all, or may take longer to realize than expected. In addition, the Adviser expects that the Fund may borrow under its credit line to purchase some of the Portfolio. As the Advisory Fee payable by the Fund is based on Managed Assets, Shareholders indirectly may bear higher fees during the period where the Fund has outstanding borrowings.

Inability to Obtain Approvals

The inability to obtain certain approvals and consents could delay or prevent the completion of the Acquisition Transaction. Under the Purchase and Sale Agreements, the obligation to complete the Acquisition Transaction is subject to the receipt of consents required to be obtained from certain parties, including the general and limited partners of the Seller.

If all approvals and consents, and conditions to such approvals and consents, are not satisfied, the closing of the Acquisition Transaction could be significantly delayed, or the Acquisition Transaction may not occur at all.

Acquisition Transaction Expense Risk

If the Acquisition Transaction is not completed, the Fund will have incurred substantial expenses in its pursuit for which no ultimate benefit will have been received. The Fund has incurred out-of-pocket expenses in connection with the Acquisition Transaction for legal and accounting expenses and other related charges, much of which will be incurred even if the Acquisition Transaction is not completed.

Failure To Consummate Acquisition Transaction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Consummate the Acquisition Transaction

While there can be no assurances as to the exact timing, or that the Acquisition Transaction will be completed at all, the Fund is working to complete the Acquisition Transaction by the end of the second quarter of 2024. The consummation of the Acquisition Transaction is subject to certain conditions, including, among others, consent of the general and limited partners of the Seller. The Fund intends to consummate the Acquisition Transaction as soon as possible; however, the Fund cannot assure that the conditions required to consummate the Acquisition Transaction will be satisfied or waived on the anticipated schedule, or at all. If the Acquisition Transaction is not completed, the Fund will have incurred substantial expenses for which no ultimate benefit will have been received. See "Acquisition Transaction Expense Risk."

Failure To Realize Anticipated Benefits Of Acquisition Transaction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Realize Anticipated Benefits of the Acquisition Transaction

The Fund may be unable to realize the benefits anticipated by the Acquisition Transaction or it may take longer than anticipated to achieve such benefits.

The realization of certain benefits anticipated as a result of the Acquisition Transaction will depend in part on the integration of the Portfolio with the Fund's investment portfolio. There can be no assurance that the Portfolio can be integrated successfully into the Fund's investment portfolio in a timely fashion, or at all. The dedication of management resources to such integration may detract attention from the Fund's day-to-day business and there can be no assurance that there will not be substantial costs associated with the transition process or there will not be other material adverse effects as a result of these integration efforts. Such effects, including, but not limited to, incurring unexpected costs or delays in connection with such integration and failure of the Portfolio to perform as expected, could have a material adverse effect on the Fund's financial results.

The Fund also anticipates that Shareholders may benefit from a lower Fund expense ratio when the Portfolio has fully integrated into the Fund's portfolio, as Fund expenses will be spread across a larger pool of assets. It is possible that estimates of the potential savings and synergies could turn out to be incorrect, the anticipated cost savings and synergies may not be fully realized, or realized at all, or may take longer to realize than expected. In addition, the Adviser expects that the Fund may borrow under its credit line to purchase some of the Portfolio. As the Advisory Fee payable by the Fund is based on Managed Assets, Shareholders indirectly may bear higher fees during the period where the Fund has outstanding borrowings.

Inability To Obtain Approvals Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to Obtain Approvals

The inability to obtain certain approvals and consents could delay or prevent the completion of the Acquisition Transaction. Under the Purchase and Sale Agreements, the obligation to complete the Acquisition Transaction is subject to the receipt of consents required to be obtained from certain parties, including the general and limited partners of the Seller.

If all approvals and consents, and conditions to such approvals and consents, are not satisfied, the closing of the Acquisition Transaction could be significantly delayed, or the Acquisition Transaction may not occur at all.

Acquisition Transaction Expense Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Acquisition Transaction Expense Risk

If the Acquisition Transaction is not completed, the Fund will have incurred substantial expenses in its pursuit for which no ultimate benefit will have been received. The Fund has incurred out-of-pocket expenses in connection with the Acquisition Transaction for legal and accounting expenses and other related charges, much of which will be incurred even if the Acquisition Transaction is not completed.